Concentration of Credit Risk and Off-Balance Sheet Risk - Additional Information (Detail) - Customer	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016
Risks and Uncertainties [Abstract]
Number of customers representing more than 10% of accounts receivable	0		0		0
Number of customers representing more than 10% of revenue	0	0	0	0